Investments (Gross unrealized gains and losses on fixed maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	$ 5,534,494		$ 5,522,853
Short-term investments, at amortized cost	1,051,222		787,670
Other investments, at amortized cost	879,176		723,498
Amortized cost	7,464,892		7,034,021
Catastrophe bonds, cost	(75,822)		(53,000)
Noncontrolling interest, cost or amortized cost	(502,830)	[1]	(512,121)	[1]
Total investments excluding non-controlling interest, cost or amortized cost	6,153,458		5,817,185
Fixed maturities, gross unrealized gains	24,357		42,756
Short term investments, gross unrealized gains	13	[2]	45	[3]
Other investments, gross unrealized gains	69,881		76,843
Gross unrealized gains	94,251		119,644
Unrealized gains on catastrophe bonds	(768)		(2,544)
Noncontrolling interest share of unrealized gains other investments	(48,446)	[1]	(62,850)	[1]
Total investments excluding non-controlling interest, unrealized gains	45,037		54,250
Fixed maturities, gross unrealized losses	(26,120)		(23,351)
Short term investments, gross unrealized losses	(161)	[2]	(1)	[3]
Other investments, gross unrealized losses	(136,046)		(96,255)
Gross unrealized losses	(162,327)		(119,607)
Unrealized losses on catastrophe bonds	926		0
Noncontrolling interest share of unrealized losses	120,782	[1]	85,569	[1]
Total investments excluding non-controlling interest, unrealized losses	(40,619)		(34,038)
Total fixed maturities	5,532,731		5,542,258
Short term investments at fair value	1,051,074		787,714
Other investments	813,011		704,086
Total investments including assets held in trust, catastrophe bonds and noncontrolling interest	7,396,816		7,034,058
Assets held in trust on behalf of operating affiliates	(732,782)	[2]	(651,715)	[3]
Catastrophe bonds, fair value	(75,664)		(55,544)
Noncontrolling interest	(430,494)	[1]	(489,402)	[1]
Total investments excluding noncontrolling interest	6,157,876		5,837,397
U.S. government and government agency
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	759,232		1,368,826
Fixed maturities, gross unrealized gains	1,755		2,589
Fixed maturities, gross unrealized losses	(901)		(6,736)
Total fixed maturities	760,086		1,364,679
Non-U.S. government and government agency
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	279,493		454,578
Fixed maturities, gross unrealized gains	1,215		6,511
Fixed maturities, gross unrealized losses	(1,980)		(2,021)
Total fixed maturities	278,728		459,068
U.S. states, municipalities and political subdivisions
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	448,668		42,978
Fixed maturities, gross unrealized gains	1,780		459
Fixed maturities, gross unrealized losses	(825)		(317)
Total fixed maturities	449,623		43,120
Agency residential mortgage-backed securities
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	520,685		305,450
Fixed maturities, gross unrealized gains	9,697		8,310
Fixed maturities, gross unrealized losses	(1,151)		(2,261)
Total fixed maturities	529,231		311,499
Non-agency residential mortgage-backed securities
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	37,954		16,530
Fixed maturities, gross unrealized gains	369		143
Fixed maturities, gross unrealized losses	(516)		(914)
Total fixed maturities	37,807		15,759
U.S. corporate
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	1,500,963		1,328,960
Fixed maturities, gross unrealized gains	3,960		9,208
Fixed maturities, gross unrealized losses	(5,217)		(5,684)
Total fixed maturities	1,499,706		1,332,484
Non-U.S. corporate
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	564,386		711,581
Fixed maturities, gross unrealized gains	2,765		5,917
Fixed maturities, gross unrealized losses	(3,989)		(3,173)
Total fixed maturities	563,162		714,325
Bank loans
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	457,537		712,859
Fixed maturities, gross unrealized gains	200		5,659
Fixed maturities, gross unrealized losses	(8,733)		(1,402)
Total fixed maturities	449,004		717,116
Catastrophe bonds
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	75,822		72,000
Fixed maturities, gross unrealized gains	768		2,551
Fixed maturities, gross unrealized losses	(926)		0
Total fixed maturities	75,664		74,551
Asset-backed securities
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	647,422		509,091
Fixed maturities, gross unrealized gains	1,250		1,409
Fixed maturities, gross unrealized losses	(1,190)		(843)
Total fixed maturities	647,482		509,657
Commercial mortgage backed securities
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Fixed maturities, at amortized cost	242,332
Fixed maturities, gross unrealized gains	598
Fixed maturities, gross unrealized losses	(692)
Total fixed maturities	242,238
Fund of hedge funds
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Other investments, at amortized cost	2,570		3,141
Other investments, gross unrealized gains	125		83
Other investments, gross unrealized losses	(920)		(921)
Other investments	1,775		2,303
Preferred stock
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Other investments, at amortized cost	6,535
Other investments, gross unrealized gains	0
Other investments, gross unrealized losses	(201)
Other investments	6,334
Hedge funds
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Other investments, at amortized cost	570,371	[1]	584,518	[1]
Other investments, gross unrealized gains	60,792	[1]	71,641	[1]
Other investments, gross unrealized losses	(134,203)	[1]	(95,076)	[1]
Other investments	496,960	[1]	561,083	[1]
Private equity investments
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Other investments, at amortized cost	48,995		12,333
Other investments, gross unrealized gains	4,987		1,410
Other investments, gross unrealized losses	(611)		(258)
Other investments	53,371		13,485
Investment funds
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Other investments, at amortized cost	244,506		117,307
Other investments, gross unrealized gains	437		92
Other investments, gross unrealized losses	(111)		0
Other investments	244,832		117,399
Mutual funds
Amortized cost, gross unrealized gains and (losses) and estimated fair value of investments
Other investments, at amortized cost	6,199		6,199
Other investments, gross unrealized gains	3,540		3,617
Other investments, gross unrealized losses	0		0
Other investments	$ 9,739		$ 9,816
PaCRe Funds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Company's equity interest in PacRe (percent)	10.00%		10.00%
Noncontrolling interest, equity in PacRe (percent)	90.00%		90.00%

[1]	Included in the hedge funds balance are investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and included in the Consolidated Balance Sheets as noncontrolling interest.
[2]	Included in the short-term investments balance are assets held in trust to support AlphaCat's fully collateralized reinsurance transactions. Also, included in the short-term investments balance are investments held by one AlphaCat ILS fund which is consolidated by the Company but in which the Company has an equity interest of less than 100%. The remaining interests are held by third party investors and included in the Consolidated Balance Sheets as redeemable noncontrolling interest.
[3]	Included in the short-term investments balance are assets held in trust to support AlphaCat's fully collateralized reinsurance transactions. Also, included in the short-term investments balance are investments held by two AlphaCat ILS funds which are consolidated by the Company but in which the Company has an equity interest of less than 100%. The remaining interests are held by third party investors and included in the Consolidated Balance Sheets as redeemable noncontrolling interest.